Income Tax (Details) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Total net loss before taxes	$ (2,607,927)	$ (4,945,139)
Domestics
Total net loss before taxes	(2,388,630)	(3,205,342)
Foreign
Total net loss before taxes	$ (219,297)	$ (1,739,797)